Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of
	December 31, 2023	December 31, 2024
Accounts Receivable(i)	$277,670	$388,365
Allowance for current expected credit losses	(71,341)	(106,780)
Accounts receivable, net	$206,329	$281,585

(i)	All accounts receivables are mainly from sales of FTTPS.

Schedule of Allowance for Doubtful Accounts

The movement of allowance for doubtful accounts is as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2024
Balance at beginning of the year	$(50,850)	$(71,341)
Provision	(21,517)	(37,927)
Exchange rate effect	1,026	2,488
Balance at end of the year	$(71,341)	$(106,780)